Financial risk management	12 Months Ended
Dec. 31, 2022
Financial risk management
Financial risk management

28.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in US dollars and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. As of December 31, 2022 and December 31, 2021, the Company was not party to any foreign currency forward contracts.

In July 2021 the Company completed a restructuring of its $350,000 thousand of senior unsecured Notes due 2022. This included the issue of additionally $60,000 thousand (which have been fully repaid in June 2022) of super senior secured Notes due 2025 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in US dollars, whereas its operations principally generate a combination of US dollar and Euro cash flows.

During the year ended December 31, 2022 and 2021 the Company did not enter into any cross currency swaps.

Foreign currency Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, accounts payable and inventories that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against EUR, CAD and ZAR at December 31, 2022, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $62,764 thousand.

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16) and lease commitments (see Note 17).

During the year ended December 31, 2022 and 2021, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities.

Interest Rate Sensitivity analysis

At December 31, 2022, an increase of 1% in interest rates would have given rise to additional borrowing costs of $812 thousand (2021: $990 thousand).

Power risk

Power constitutes one of the single largest expenses for most of Ferroglobe’s products. Ferroglobe focuses on minimizing energy prices and unit consumption throughout its operations by concentrating its silicon and manganese-based alloy production during periods when energy prices are lower. In 2022, Ferroglobe’s total power consumption was 6,431 gigawatt-hours, with power contracts that vary across its operations.

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 10 and includes trade receivables, other receivables and other financial assets.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since October 2020, the Company entered into a factoring program where the receivables of some of the Company’s French and Spanish entities are prefinanced by a factor (see Note 10 and 16). On February 2022 Grupo FerroAtlántica, S.A. signed an additional factoring agreement with Bankinter.

Since December 2019, the Company entered into a forfaiting program where some of the Company’s French and Spanish entities may assign their rights to receive payments under the Contracts with the customer “ArcelorMittal Sourcing s.c.a.”  in accordance with a forfaiting scheme.

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. The Company’s main sources of financing are as follows:

●	$345,058 thousand aggregate principal amount of 9.375% senior secured notes due December 31, 2025 (the “Reinstated Senior Notes”). Interest is payable semi-annually on January 31 and July 31 of each year.
●	$60,000 thousand aggregate principal amount of 9% super senior secured notes due June 30, 2025 (the “Super Senior Notes”). Interest is payable semi-annually on January 31 and July 31 of each year. On July 21, 2022, the Super Senior Notes were redeemed at 100% of the principal amount.
●	On September 8, 2016, FerroAtlántica, S.A.U, as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”), as lender, entered into a loan agreement under which the Ministry made available to the borrower loans in aggregate principal amount of €44,999 thousand in connection with industrial development projects relating silicon purification project. FAU transferred the loan to OPCO before its sale. The loan is contractually due to be repaid in 7 instalments starting in 2023 and completing by 2030. Interest on outstanding amounts under the loan accrues at an annual rate of 3.55%. As of December 31, 2022, the amortized cost of the loan was €54,989 thousand (equivalent to $58,651 thousand) (2021: €54,578 thousand and $61,815 thousand)., see Note 19.
●	On October 2, 2020, the Company ended the receivables funding agreement and cancelled the securitization program, signing a new factoring agreement with a financial institution, for anticipating the collection of receivables of the Company’s European entities (Grupo FerroAtlántica, S.A. and FerroPem S.AS). On February 2022 Grupo FerroAtlántica, S.A. signed an additional factoring agreement with Bankinter. This program offers the possibility to sell the receivables corresponding to ten customers pre-approved by the bank and its credit insurer. During 2022, the factoring agreements provided upfront cash consideration of approximately $895,264 thousand ($659,083 thousand in 2021). The Company has repaid $ 918,070 thousand ($640,168 thousand in 2021), showing at December 31, 2022, an on-balance sheet bank borrowing debt of $60,976 thousand (2021: $$93,090 thousand) (see Note 10 and 16).
●	On October 11, 2019, Ferroglobe subsidiaries Globe Specialty Metals, Inc., and QSIP Canada ULC, as borrowers, entered into a Credit and Security Agreement for a new $100 million north American asset-based revolving credit facility (the “ABL Revolver”), with PNC Bank, N.A., as lender. On March 16, 2021, the Company repaid in its entirety the remaining balance at the date for an amount equal to $39,476 thousand, cancelling its obligations derived from the contract. On June 30, 2022, The Company closed a new, five-year $100 million North American asset-based revolving credit facility (the “ABL Revolver”), involving Ferroglobe’s subsidiary, Globe Specialty Metals, Inc. (“Globe”), and its wholly owned North American subsidiaries, as borrowers, and Bank of Montreal (“BMO”), as lender and agent.
●	On July 23, 2020, Ferroglobe subsidiary, Ferropem, S.A.S., as borrower, contracted a loan with BNP Paribas, as lender, amounting to €4,456 thousand, to finance Company’s activities in France. The loan is guaranteed by the French government as part of the COVID-19 relief measures. Repayment of principal and payment of interest and accessories offer the possibility for the Borrower to extend the amortization of the amounts due at maturity for an additional period of 1 to 5 years. Interest rate is zero percent and the borrower is liable to pay a 0.50% fee calculated on the capital borrowed equivalent to an amount of €22 thousand.
●	On June 2, 2020, Ferroglobe subsidiary, Silicium Québec, as borrower, contracted a $7,000 thousand loan with Investissement Québec, a regional government loan & investment agency, as lender, to finance its capital expenditures activities in Canada. The loan is to be repaid in 84 installments over a 10 year period with the first three years as a grace period. Interest rate on outstanding amounts is zero percent.
●	On March 3, 2022, Grupo FerroAtlántica and Grupo FerroAtlántica de Servicios (together the “Beneficiaries”) and the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration, entered into a loan agreement of €34.5 million. This loan is part of the SEPI fund intended to provide assistance to non-financial companies operating in strategically important sectors within Spain in the wake of the COVID-19 pandemic. The funds are subject to certain governance conditions that imply, among others, the prohibition of distributing dividends, paying non-mandatory coupons or acquiring own shares and the prohibition of the use of the funds for financing economic activities of the group subsidiaries that are not beneficiaries.

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2022
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	16,857	60,976	77,833
Obligations under leases	—	21,872	21,872
Debt instruments	343,443	—	343,443
Other financial liabilities (*)	80,388	18,273	98,661
	440,688	101,121	541,809

(*)  Other financial liabilities comprise loans from government agencies (see Note 19).

	2021
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	98,967	98,967
Obligations under leases	—	18,358	18,358
Debt instruments	440,297	—	440,297
Other financial liabilities (*)	67,013	—	67,013
	507,310	117,325	624,635

(*)  Other financial liabilities comprise loans from government agencies (see Note 19).

ii.	Foreign currency risk:

Notes and cross currency swap

In 2021, due to an occurrence of events and conditions that reduce the number of transactions in euros, management conducted a review of the functional currency of the Parent Company and concluded that there has been a change in its functional currency from Euro to US Dollars, effective since October 1, 2021 (see Note 3.3). Therefore, The Parent Company is no longer exposed to exchange rate fluctuations.

Foreign currency swaps in relation to trade receivables and trade payables

At December 31, 2022 and 2021, the Company has no foreign currency swaps in place in respect of foreign currency accounts receivable and accounts payable.

iii.	Liquidity risk:

The table below summarizes the maturity profile of the Company’s financial liabilities at December 31, 2022, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The cash flows for debt instruments assume that principal of Reinstated Senior Notes is repaid at maturity in December 2025 (see Note 18).

	2022
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	61,888	—	2,544	13,230	77,662
Leases	8,928	7,349	6,888	—	23,166
Debt instruments	32,439	423,235	—	—	455,674
Financial loans from government agencies	61,796	4,336	41,239	2,792	110,163
Payables to related parties	1,790	—	—	—	1,790
Payable to non-current asset suppliers	4,149	183	—	—	4,332
Contingent consideration	1,945	3,930	1,257	—	7,132
Tolling agreement liability	3,555	7,110	10,665	113,759	135,089
Trade and other payables	219,666	—	—	—	219,666
	396,156	446,143	62,593	129,781	1,034,674

	2021
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	95,899	—	3,670	—	99,569
Leases	8,092	5,897	3,251	1,289	18,529
Debt instruments	57,440	37,749	493,585	—	588,774
Financial loans from government agencies	63,868	4,304	245		68,417
Payables to related parties	9,545	—	—	—	9,545
Payable to non-current asset suppliers	2,677	135	—	—	2,812
Contingent consideration	13,023	10,684	6,844	—	30,551
Tolling agreement liability	2,589	2,367	5,952	18,379	29,287
Trade and other payables	206,000	—	—	—	206,000
	459,133	61,136	513,547	19,668	1,053,484

Additionally, as of December 31, 2022, the Company has long-term power purchase commitments amounting to $526,841 thousand ($294,557 thousand in 2021), which represents minimum charges that are enforceable and legally binding, and do not represent total anticipated purchase.

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2022 and 2021 were as follows:

	January 1, 2022	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2022
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	98,967	(24,529)	(5,991)	—	3,185	6,201	77,833
Obligations under leases (Note 17)	18,358	(11,590)	(750)	—	1,587	14,266	21,871
Debt instruments	440,297	(136,260)	—	190	34,404	4,811	343,442
Financial loans from government agencies (Note 19)	67,013	35,924	(5,289)	—	5,239	(4,226)	98,661
Total liabilities from financing activities	624,635	(136,455)	(12,030)	190	44,415	21,052	541,807
Other amounts paid due to net financing activities		(4,003)
Net cash (used) by financing activities		(140,458)

	January 1, 2021	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2021
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	107,607	(15,604)	1,927	—	—	5,037	98,967
Obligations under leases (Note 17)	22,536	(11,232)	(1,188)	—	—	8,242	18,358
Debt instruments (*)	357,508	43,295	—	6,462	36,233	(3,201)	440,297
Financial loans from government agencies (Note 19)	63,896	(2,252)	(702)	—	6,071	—	67,013
Total liabilities from financing activities	551,547	14,207	37	6,462	42,304	10,078	624,635
Other amounts paid due to net financing activities (**)		(3,755)
Net cash provided by financing activities		10,452

(*) Changes from financing cash flows in debt instruments include payments due to interest amounting to $16,705 thousand and proceeds from debt issuances of $60,000 thousand.

(**) Other amounts paid due to financing activities include payments due to equity issuance costs amounting to $43,755 thousand and proceeds from equity issuance of $40,000 thousand.